License Agreements	12 Months Ended
Dec. 31, 2024
License Agreements [Abstract]
LICENSE AGREEMENTS

13. LICENSE AGREEMENTS

In April 2016, HEB entered into a licensing agreement with Chhak Kamponngsaon Sez Co., Ltd to grant an exclusive right to sell and market Botreso in the Kingdom of Cambodia until April 2036 in exchange for an upfront payment of $100 thousand, a certain amount in milestone payments for applying the regulatory approval of Botreso and obtaining the regulatory approval of Botreso in the Kingdom of Cambodia, and a certain percent on net sales in royalty payments. HEB has no other performance obligation in addition to the license, and Chhak Kamponngsaon Sez Co., Ltd is responsible for assisting HEB to obtain initial and all subsequent regulatory approvals of Botreso in the Kingdom of Cambodia. HEB recognized the upfront payment of $100 thousand as revenue in 2016 since HEB has no other performance obligation in addition to the licenses. As of April 23, 2025, HEB has not achieved any milestones.